Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth information concerning the compensation of Patrick J. Callan, Jr., our principal executive officer (“PEO”), and our other named executive officers (i.e., Lawrence G. Ricketts, Jr., Matthew J. Gould, Jeffrey A. Gould, Isaac Kalish and David W. Kalish (for 2023 only), referred to collectively as the “NEOs”) for each of 2025, 2024 and 2023 and our financial and market performance for each such year:

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid to NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return ($)	Net Income (millions) ($)(4)
2025	2,009,253	1,021,205	1,001,140	495,090	115.77	25.5
2024	1,845,844	2,788,723	901,954	1,374,336	143.74	30.4
2023	1,781,302	1,639,769	801,776	740,588	107.50	29.6

(1)	See Note 3 to the Summary Compensation Table for information regarding the treatment of dividends and dividend equivalents payable on stock and similar awards.
(2)
Represents the “compensation actually paid” to Mr. Callan as computed in accordance with SEC requirements. Such amounts do not reflect the actual amount of compensation earned by or paid to Mr. Callan. See table immediately below for a reconciliation showing how “compensation actually paid” was calculated.

(3)
Represents the average amount of “compensation actually paid” to the NEOs as a group as computed in accordance with SEC requirements. Such amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group. See “— Compensation of NEOs.”

(4)	Represents net income attributable to One Liberty Properties, Inc.
In accordance with SEC requirements, the following adjustments were made to Mr. Callan’s total compensation for the applicable year to determine his “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	2,009,253	(776,200)	(211,848)	1,021,205
2024	1,845,844	(668,176)	1,611,055	2,788,723
2023	1,781,302	(652,760)	511,227	1,639,769

The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (9) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	619,291(1)	(652,108)(2)	(179,031)(3)	(211,848)
2024	828,862(4)	771,749(5)	10,444(6)	1,611,055
2023	663,011(7)	(127,592)(8)	(24,192)(9)	511,227

(1)	With respect to the 2025 RSU-ROCs, assumes that as of (i) the grant date, 73% of such awards would vest and (ii) year-end 2025, 82% of such awards would vest.
(2)
With respect to the (A) 2024 RSU-ROCs, assumes that as of (i) year-end 2025, 80% of such awards would vest and (ii) year-end 2024, 48% of such awards would vest and (B) 2023 RSU-ROCs, assumes that as of (i) year-end 2025, 76% of such awards would vest and (ii) year-end 2024, 47% of such awards would vest.

(3)	With respect to the 2022 RSU-ROCs, which vested in 2025, assumes that as of year-end 2024, 72% of such awards would vest, of which only 44% actually vested.
(4)	With respect to the 2024 RSU-ROCs, assumes that as of (i) the grant date, 44% of such awards would vest and (ii) year-end 2024, 48% of such awards would vest.
(5)
With respect to the (A) 2023 RSU-ROCs, assumes that as of (i) year-end 2024, 47% of such awards would vest and (ii) year-end 2023, 51% of such awards would vest and (B) 2022 RSU-ROCs, assumes that as of (i) year-end 2024, 72% of such awards would vest and (ii) year-end 2023, 67% of such awards would vest.

(6)	With respect to the 2021 RSU-ROCs which vested in 2024, assumes that as of year-end 2023, 100% of such awards would vest, of which only 50% actually vested.
(7)	With respect to the 2023 RSU-ROCs, assumes that as of (i) the grant date, 53% of such awards would vest and (ii) year-end 2023, 51% of such awards would vest.
(8)
With respect to the (A) 2022 RSU-ROCs, assumes that as of (i) year-end 2023, 67% of such awards would vest and (ii) year-end 2022, 69% of such awards would vest and (B) 2021 RSU-ROCs, assumes that as of (i) year-end 2023, 100% of such awards would vest and (ii) year-end 2022, 100% of such awards would vest.

(9)	With respect to the 2020 RSU-ROCs which vested in 2023, assumes that as of year-end 2022, 100% of such awards would vest, which is the amount that actually vested.
Compensation of NEOs
In accordance with SEC requirements, the following adjustments were made to average total compensation for the NEOs for each year to determine the “compensation actually paid” to this group. (Although the vesting of certain NEOs restricted stock would accelerate upon such person’s retirement, as such NEO has not retired nor given us notice of their intention to retire, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of their awards).

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(1)	Average Compensation Actually Paid to NEOs ($)
2025	1,001,140	(417,928)	(88,122)	495,090
2024	901,954	(361,628)	834,010	1,374,336
2023	801,776	(320,527)	259,339	740,588

The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	333,355	(334,611)	(86,866)	(88,122)
2024	449,162	380,083	4,765	834,010
2023	325,079	(58,294)	(7,446)	259,339

Named Executive Officers, Footnote
(2)
Represents the “compensation actually paid” to Mr. Callan as computed in accordance with SEC requirements. Such amounts do not reflect the actual amount of compensation earned by or paid to Mr. Callan. See table immediately below for a reconciliation showing how “compensation actually paid” was calculated.

PEO Total Compensation Amount	$ 2,009,253	$ 1,845,844	$ 1,781,302
PEO Actually Paid Compensation Amount	$ 1,021,205	2,788,723	1,639,769
Adjustment To PEO Compensation, Footnote
In accordance with SEC requirements, the following adjustments were made to Mr. Callan’s total compensation for the applicable year to determine his “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Compensation Actually Paid to PEO ($)
2025	2,009,253	(776,200)	(211,848)	1,021,205
2024	1,845,844	(668,176)	1,611,055	2,788,723
2023	1,781,302	(652,760)	511,227	1,639,769

The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (9) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	619,291(1)	(652,108)(2)	(179,031)(3)	(211,848)
2024	828,862(4)	771,749(5)	10,444(6)	1,611,055
2023	663,011(7)	(127,592)(8)	(24,192)(9)	511,227

(1)	With respect to the 2025 RSU-ROCs, assumes that as of (i) the grant date, 73% of such awards would vest and (ii) year-end 2025, 82% of such awards would vest.
(2)
With respect to the (A) 2024 RSU-ROCs, assumes that as of (i) year-end 2025, 80% of such awards would vest and (ii) year-end 2024, 48% of such awards would vest and (B) 2023 RSU-ROCs, assumes that as of (i) year-end 2025, 76% of such awards would vest and (ii) year-end 2024, 47% of such awards would vest.

(3)	With respect to the 2022 RSU-ROCs, which vested in 2025, assumes that as of year-end 2024, 72% of such awards would vest, of which only 44% actually vested.
(4)	With respect to the 2024 RSU-ROCs, assumes that as of (i) the grant date, 44% of such awards would vest and (ii) year-end 2024, 48% of such awards would vest.
(5)
With respect to the (A) 2023 RSU-ROCs, assumes that as of (i) year-end 2024, 47% of such awards would vest and (ii) year-end 2023, 51% of such awards would vest and (B) 2022 RSU-ROCs, assumes that as of (i) year-end 2024, 72% of such awards would vest and (ii) year-end 2023, 67% of such awards would vest.

(6)	With respect to the 2021 RSU-ROCs which vested in 2024, assumes that as of year-end 2023, 100% of such awards would vest, of which only 50% actually vested.
(7)	With respect to the 2023 RSU-ROCs, assumes that as of (i) the grant date, 53% of such awards would vest and (ii) year-end 2023, 51% of such awards would vest.
(8)
With respect to the (A) 2022 RSU-ROCs, assumes that as of (i) year-end 2023, 67% of such awards would vest and (ii) year-end 2022, 69% of such awards would vest and (B) 2021 RSU-ROCs, assumes that as of (i) year-end 2023, 100% of such awards would vest and (ii) year-end 2022, 100% of such awards would vest.

(9)	With respect to the 2020 RSU-ROCs which vested in 2023, assumes that as of year-end 2022, 100% of such awards would vest, which is the amount that actually vested.

Non-PEO NEO Average Total Compensation Amount	$ 1,001,140	901,954	801,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ 495,090	1,374,336	740,588
Adjustment to Non-PEO NEO Compensation Footnote
Compensation of NEOs
In accordance with SEC requirements, the following adjustments were made to average total compensation for the NEOs for each year to determine the “compensation actually paid” to this group. (Although the vesting of certain NEOs restricted stock would accelerate upon such person’s retirement, as such NEO has not retired nor given us notice of their intention to retire, and consistent with the disclosure elsewhere in this proxy statement (except as otherwise indicated), we have not accelerated the vesting of their awards).

Year	Average Reported Summary Compensation Table Total for NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(1)	Average Compensation Actually Paid to NEOs ($)
2025	1,001,140	(417,928)	(88,122)	495,090
2024	901,954	(361,628)	834,010	1,374,336
2023	801,776	(320,527)	259,339	740,588

The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	333,355	(334,611)	(86,866)	(88,122)
2024	449,162	380,083	4,765	834,010
2023	325,079	(58,294)	(7,446)	259,339

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 115.77	143.74	107.5
Net Income (Loss)	$ 25,500,000	$ 30,400,000	$ 29,600,000
PEO Name	Mr. Callan	Mr. Callan	Mr. Callan
Equity Awards Adjustments, Footnote
The table below sets forth the manner in which Equity Award Adjustments in the immediately preceding table were calculated (see footnotes (1) – (9) below for the assumptions made in the valuations that differ materially from those disclosed as of the grant date of such equity awards:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	619,291(1)	(652,108)(2)	(179,031)(3)	(211,848)
2024	828,862(4)	771,749(5)	10,444(6)	1,611,055
2023	663,011(7)	(127,592)(8)	(24,192)(9)	511,227

(1)	With respect to the 2025 RSU-ROCs, assumes that as of (i) the grant date, 73% of such awards would vest and (ii) year-end 2025, 82% of such awards would vest.
(2)
With respect to the (A) 2024 RSU-ROCs, assumes that as of (i) year-end 2025, 80% of such awards would vest and (ii) year-end 2024, 48% of such awards would vest and (B) 2023 RSU-ROCs, assumes that as of (i) year-end 2025, 76% of such awards would vest and (ii) year-end 2024, 47% of such awards would vest.

(3)	With respect to the 2022 RSU-ROCs, which vested in 2025, assumes that as of year-end 2024, 72% of such awards would vest, of which only 44% actually vested.
(4)	With respect to the 2024 RSU-ROCs, assumes that as of (i) the grant date, 44% of such awards would vest and (ii) year-end 2024, 48% of such awards would vest.
(5)
With respect to the (A) 2023 RSU-ROCs, assumes that as of (i) year-end 2024, 47% of such awards would vest and (ii) year-end 2023, 51% of such awards would vest and (B) 2022 RSU-ROCs, assumes that as of (i) year-end 2024, 72% of such awards would vest and (ii) year-end 2023, 67% of such awards would vest.

(6)	With respect to the 2021 RSU-ROCs which vested in 2024, assumes that as of year-end 2023, 100% of such awards would vest, of which only 50% actually vested.
(7)	With respect to the 2023 RSU-ROCs, assumes that as of (i) the grant date, 53% of such awards would vest and (ii) year-end 2023, 51% of such awards would vest.
(8)
With respect to the (A) 2022 RSU-ROCs, assumes that as of (i) year-end 2023, 67% of such awards would vest and (ii) year-end 2022, 69% of such awards would vest and (B) 2021 RSU-ROCs, assumes that as of (i) year-end 2023, 100% of such awards would vest and (ii) year-end 2022, 100% of such awards would vest.

(9)	With respect to the 2020 RSU-ROCs which vested in 2023, assumes that as of year-end 2022, 100% of such awards would vest, which is the amount that actually vested.
The table below sets forth the manner in which Average Equity Award Adjustments in the immediately preceding table were calculated:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Average Equity Award Adjustments ($)
2025	333,355	(334,611)	(86,866)	(88,122)
2024	449,162	380,083	4,765	834,010
2023	325,079	(58,294)	(7,446)	259,339

2025 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of the grant date	73.00%
Vesting percentage assumption as of year-end	82.00%
2024 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of the grant date		44.00%
Vesting percentage assumption as of year-end	80.00%	48.00%
Vesting percentage assumption as of prior year-end	48.00%
2023 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of the grant date			53.00%
Vesting percentage assumption as of year-end	76.00%	47.00%	51.00%
Vesting percentage assumption as of prior year-end	47.00%	51.00%
2022 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end		72.00%	67.00%
Vesting percentage assumption as of prior year-end	72.00%	67.00%	69.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	44.00%
2021 RSU-ROC [Member]
Pay vs Performance Disclosure
Vesting percentage assumption as of year-end			100.00%
Vesting percentage assumption as of prior year-end		100.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
2020 RSU-ROC [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			100.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (776,200)	$ (668,176)	$ (652,760)
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,848)	1,611,055	511,227
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	619,291	828,862	663,011
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(652,108)	771,749	(127,592)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,031)	10,444	(24,192)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(417,928)	(361,628)	(320,527)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,122)	834,010	259,339
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	333,355	449,162	325,079
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(334,611)	380,083	(58,294)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (86,866)	$ 4,765	$ (7,446)